(ICON)

Prudential
Multi-Sector
Fund, Inc.

SEMI
ANNUAL
REPORT
Oct. 31, 1996

(LOGO)

Prudential Multi-Sector Fund, Inc.

Performance At A Glance.
What a wonderful time to be invested in U.S. stocks! During the past six months, the Dow Jones Industrial Average surged beyond 6000, its third 1000-point hurdle in as many years, on a wave of higher corporate profits, moderating economic growth and subdued inflation. Your Fund also delivered strong returns, outperforming the average capital appreciation fund by an attractive margin. We believe that's because the Fund owned more high performing financial and technology stocks than its competition.

Cumulative Total Returns1
As of 10/31/96

                             Six        One      Five
Since
                            Months      Year     Years
Inception2
                Class A      4.7%       13.4%     88.1%
115.4%
                Class B      4.3        12.6      81.0
105.1
                Class C      4.3        12.6      N/A
33.3
                Class Z      4.9         N/A      N/A
8.7
         Lipper Capital
Appreciation Fund Avg.3      1.2        17.3      91.7
119.5

Average Annual Total Returns1
As of 9/30/96

                                        One      Five
Since
                                        Year     Years
Inception2
                Class A                  3.3%     12.6%
11.9%
                Class B                  2.9      12.7
11.9
                Class C                  6.9      N/A
13.5

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee. Class Z shares have been in existence for less than one year and average annual total returns are not available.

2Inception dates: 6/29/90 Class A and B; 8/1/94 Class C;
3/1/96 Class Z.

3Lipper average returns are for 221 funds for six months, 184 funds for one year, 81 funds for five years and 74 funds since inception of the Class A and
B shares on 6/29/90.

How Investments Compared.
(As of 10/31/96)

(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Greg Goldberg and Jeff Rose, Fund Managers

Portfolio
Managers' Report
(PHOTOS)

The Fund seeks long-term capital growth by investing primarily in domestic and foreign stocks of companies in specific economic sectors, and makes significant shifts among these sectors based on world economic changes and other investment trends. We select stocks following a growth investment style, looking for stocks with above-average revenue and earnings growth forecasts and price/ earnings ratios below growth rates. The Fund may be affected to a greater extent by any single economic, political or regulatory development than a mutual fund that does not focus its investments on specific economic sectors.
There can be no assurance that the Fund will achieve its objective.

New Co-Manager.
Jeff Rose, CFA, an equity analyst for this and two other Prudential mutual funds for the last two and a half years, has been appointed co-manager of your Fund. Before joining Prudential Investments, Jeff managed a $3 billion private portfolio for the Prudential Capital Group. Jeff joins the existing team of Greg Goldberg, portfolio manager, and Greg Smith, chief investment strategist for Prudential Securities, who serves as a consultant to the Fund's subadviser. Greg Smith recommends asset and stock market sector allocations, which Portfolio co-managers Greg Goldberg and Jeff Rose use as a guide in their stock selection.

Strategy Session.
This is a sector fund, so we invest in specific sectors of the stock market
(energy, utilities, basic industries, etc.) which exhibit strong prospects for attractive growth. Almost by definition, then, we manage the Fund with a relatively short-term perspective, frequently adjusting our holdings as one industry weakens and another strengthens.

We believe that energy stocks show a lot of promise. Crude oil prices are on the rise. In fact, the price of oil for future delivery recently hit a five-year high of $25 a barrel. Prices like that have not been seen since the
Persian Gulf War. Stocks of oil exploration companies will be pumped up if this trend continues -- and we think it will. Accordingly, we increased our energy stock holdings to 16% of total net assets on October
31, 1996.

In shifting to energy stocks, we trimmed our financial and technology holdings.
Each of these sectors enjoyed a healthy price run up as the U.S. stock market went to record heights during the past six months.

Financial stocks benefited from declining short-term interest rates, but rates have stabilized. Accordingly, we adjusted our financial holdings to 15% of total net assets from 19%. Technology stocks, while profitable, were also extremely volatile during the reporting period. When technology stocks started to slip over the summer on fears that earnings would short-circuit, we became more cautious, selectively reducing our holdings to 24% of net assets from 32%.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 10/31/96.

(PIE CHART)

What Went Well.

You Can Bank On It.
Five years ago it seemed as if the Japanese banks ruled the world and no one wanted to touch U.S. bank stocks. Now weakening real estate prices have undercut the value of loans and have knocked the Japanese lending industry off its pedestal. Meanwhile, U.S. banks are bouncing back, buoyed by a long period of stable interest rates and low inflation. Our favorite is Citicorp, the parent of Citibank (2.0% of total net assets), which has a world-wide retail network so powerful that it can perform well even if its businesses in some countries don't. Plus, the bank has committed $8.5 billion to buy back its own shares over the last year and a half. This stock has returned 27% over the past six months.

We've also done well with two other financial holdings: the Federal National
Mortgage Association (FNMA), one of our top holdings (3.0% of total net assets), and Travelers Group (1.5% of total net assets).
FNMA buys mortgages
and sells guaranteed mortgage backed securities. It has reduced loan losses in recent years by improving collection methods, and has benefited further from rising housing prices. It appreciated 29% over the past six months. Travelers, a diversified financial services company, has cut costs, expanded personal lending, and been helped by the improving stock market. Its stock is up 34% over the six-month period.

Tremendous Techs.
Some of our more-established technology holdings performed very well during the reporting period. We're emphasizing quality in technology -- the big companies with innovative products that are also competitive in pricing.
That's why we're drawn to companies such as Microsoft (1.5% of total net assets), the software leader, up 19% in the six months; Cisco (3.5% of total net assets), the networking standard-setter, up 18%; and Oracle (0.8% of total net assets).

And Not So Well.

Wrung Out By Retail.
We saw opportunity in the retail sector during the reporting period and increased assets there to 10%. Unfortunately, two of our choices did not perform well. The stock price of Dillard Department Stores (1.2% of total net assets), a leader in the Midwest, Southeast, and Southwest, fell by 22% during the last six months, as it cut prices too much to lift sagging sales. In addition, Lonestar Steak House (0.8% of total net assets) fell 36% when revenues declined.

Looking Ahead.
The economy seems to be locked in a tug of war, with the forces of slow, steady growth winning so far over rapid growth and possible inflation. We look for more of the same -- moderate growth, low inflation and relatively stable interest rates. As corporate revenues grow, so too, will earnings. There will be pressure to keep prices stable, which tips the advantage in our view to the bigger companies that are in a better position to absorb swings in commodity prices. While we are cautious, we are optimistic that this stock market can go higher, driven by higher earnings that result from a slow, steadily growing economy.

Five Largest Holdings.

3.6%                Uniphase
                    Basic Industry
3.5                 Cisco Systems
                    Computer Software
3.1                 Exxon
                    Energy
3.1                 Intel
                    Technology
3.0                 Federal National
                    Mortgage Association
                    Savings & Loans

Expressed as a percentage of total net assets as of
10/31/96.
------------------------------------------------------------
-------------------

President's Letter
December 2, 1996
(PHOTO)

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial
Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
   and money market funds you may be in a better position to achieve your long-
   term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM
Variable Annuity offers
   you many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-
   rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996.
   The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President


P.S. Your 1997 Prudential IRA contribution may qualify you
for a waiver of the
annual custodial fee. Ask your financial representative for
details.
------------------------------------------------------------
-------------------
2

Portfolio of Investments as of
October 31, 1996 (Unaudited)           PRUDENTIAL MULTI-
SECTOR FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                   Value (Note 1)
 -----------------------------------------------------------
-
LONG-TERM INVESTMENTS--94.0%
COMMON STOCKS--92.2%
------------------------------------------------------------
--
Auto Sector--3.0%
 403,000      Honda Motor Co., Ltd.                $
9,621,346
 108,232      LucasVarity PLC (ADR) (a)
4,356,338
                                                   ---------
---

13,977,684
------------------------------------------------------------
Basic Industry Sector--13.2%
 138,400      Advanta Corp.
6,470,200
 406,700      Agrium, Inc. (Canada)
5,444,302
 166,100      AK Steel Holding Corp.
5,896,550
 109,800      Aluminum Co. of America
6,437,025
  31,800      National Steel Corp.(a)
274,275
 177,200      Polymer Group, Inc. (a)
2,259,300
 187,200      Smith International, Inc. (a)
7,113,600
  55,300      The PMI Group, Inc.
3,159,013
  62,900      TJ International, Inc.
1,195,100
 147,800      Union Carbide Corp.
6,299,975
 339,100      Uniphase Corp.(a)
16,361,575
                                                   ---------
---

60,910,915
------------------------------------------------------------
Consumer Goods & Services Sector--4.1%
 167,100      La Quinta Inns, Inc.
3,342,000
 308,400      RJR Nabisco Holdings Corp.
8,905,050
  43,100      Sabre Group Holdings, Inc.
1,314,550
 356,500      Stone Container Corp.
5,436,625
                                                   ---------
---

18,998,225
------------------------------------------------------------
Energy Sector--16.0%
 176,900      Alberta Energy Co., Ltd.
3,803,350
  96,000      Anadarko Petroleum Corp.
6,108,000
 145,900      BJ Services Co. (a)
6,547,262
 225,600      Elf Aquitaine S.A. (ADR) (France)
9,052,200
 163,200      Exxon Corp.
14,463,600
  73,000      Mobil Corp.
8,522,750
 153,600      Noble Affiliates, Inc.
6,681,600
 129,600      The Williams Companies, Inc.
6,771,600
 179,500      Weatherford Enterra, Inc. (a)
5,205,500
 288,000      YPF Sociedad Anonima (ADR)
                (Argentina)
6,552,000
                                                   ---------
---

73,707,862
Financial Services Sector--14.1%
 115,200      Aetna, Inc.                          $
7,704,000
  25,200      Amerin Corp.(a)
497,700
  95,000      Citicorp
9,405,000
  75,500      Crescent Real Estate Equities,
                Inc.
3,152,125
  37,100      Equitable of Iowa Cos.
1,553,563
 357,500      Federal National Mortgage
                Association
13,987,187
 119,500      Manufactured Home Communities,
                Inc.
2,330,250
 130,000      Patriot American Hospitality, Inc.
4,566,250
  49,200      Student Loan Marketing Association
4,071,300
 402,700      The Money Store, Inc.
10,369,525
 131,300      Travelers Group, Inc.
7,123,025
                                                   ---------
---

64,759,925
------------------------------------------------------------
Health Care Sector--8.9%
  71,300      Bard (C.R.), Inc.
2,014,225
 179,000      Ciba-Geigy Ltd. (ADR)
                (Switzerland)
11,075,625
 190,050      Columbia/HCA Healthcare Corp.
6,794,288
  84,500      Pfizer, Inc.
6,992,375
  43,100      Physician Corp. of America (a)
476,794
 104,500      St. Jude Medical, Inc. (a)
4,127,750
 227,900      United States Surgical Corp.
9,543,312
                                                   ---------
---

41,024,369
------------------------------------------------------------
Leisure Sector--1.3%
 191,200      Carnival Corp.
5,759,900
------------------------------------------------------------
Precious Metals Sector--2.1%
 244,700      UCAR International, Inc. (a)
9,573,888
------------------------------------------------------------
Restaurants Sector--2.8%
 146,100      Lone Star Steakhouse & Saloon (a)
3,743,813
 210,000      McDonald's Corp.
9,318,750
                                                   ---------
---

13,062,563
------------------------------------------------------------
Retailing Sector--3.0%
 177,400      Dillard Department Stores, Inc.
5,632,450
 287,000      Gap, Inc.
8,323,000
                                                   ---------
---

13,955,450

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of
October 31, 1996 (Unaudited)           PRUDENTIAL MULTI-
SECTOR FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                   Value (Note 1)
 -----------------------------------------------------------
-
Technology Sector--22.7%
 187,200      ADC Telecommunications, Inc. (a)     $
12,799,800
 144,000      BDM International, Inc. (a)
7,236,000
  92,100      Burr-Brown Corp. (a)
1,957,125
  98,600      Checkpoint Systems, Inc.
2,206,175
 260,000      Cisco Systems, Inc. (a)
16,087,500
  76,800      Comverse Technology, Inc. (a)
2,688,000
  72,000      Du Pont (E.I.) De Nemours & Co.
6,678,000
 141,600      Harman International Industries,
                Inc.
7,274,700
 129,600      Intel Corp.
14,239,800
 212,100      Macromedia, Inc. (a)
3,526,162
  49,000      Microsoft Corp. (a)
6,725,250
 194,300      NEXTEL Communications, Inc. (a)
3,108,800
  91,200      Oracle Systems Corp. (a)
3,858,900
  61,600      Ross Technology Inc. (a)
284,900
  77,800      SGS-Thomson Microelectronics N.V.
                (a)
4,074,775
 129,600      The Learning Co., Inc. (a)
2,632,500
 111,400      Ultratech Stepper, Inc. (a)
1,893,800
 152,500      Westell Technologies, Inc. (a)
4,308,125
  68,200      Western Digital Corp. (a)
3,307,700
                                                   ---------
---

104,888,012
------------------------------------------------------------
Transportation Sector--1.0%
 256,900      USAir Group Inc. (a)
4,463,638
                                                   ---------
---
              Total common stocks
                (cost $363,331,805)
425,082,431
                                                   ---------
---
Principal
 Amount
 (000)
--------
CONVERTIBLE BONDS--0.1%
------------------------------------------------------------
Technology Sector--0.1%
    $764      The Learning Co., Inc.
                5.50%, 11/1/00
                (cost $641,760)
641,760
                                                   ---------
---
 Shares
--------
CONVERTIBLE PREFERRED STOCKS--1.7%
------------------------------------------------------------
Financial Services Sector--1.7%
 168,000      Kmart Financing
                (cost $8,418,992)
7,980,000
                                                   ---------
---
              Total long-term investments
                (cost $372,392,557)
433,704,191
                                                   ---------
---
Principal
 Amount
 (000)
--------
SHORT-TERM INVESTMENTS--3.3%
------------------------------------------------------------
U.S. Government Securities--1.6%
              United States Treasury Bills,
  $1,000(b)   5.055%, 12/12/96                     $
994,425
     700(b)   5.145%, 12/12/96
696,161
   2,000(b)   5.165%, 12/19/96
1,986,638
   1,200(b)   4.89%, 12/26/96
1,191,186
              United States Treasury Notes
   2,400(b)   7.50%, 12/31/96
2,408,462
                                                   ---------
---
              Total U.S. Government Securities
                (cost $7,280,434)
7,276,872
                                                   ---------
---
------------------------------------------------------------
Repurchase Agreement--1.7%
   7,933      Joint Repurchase Agreement Account
                5.55%, 11/1/96 (Note 5)
                (cost $7,933,000)
7,933,000
                                                   ---------
---
Contrcts
 (000)
--------
OUTSTANDING OPTIONS PURCHASED
      30      Nasdaq 100 Index
                Expiring Nov '96
                (cost $51,855)
51,855
                                                   ---------
---
              Total short-term investments
                (cost $15,265,289)
15,261,727
                                                   ---------
---
              Total investments before short
                sales - 97.3%
                (cost $387,657,846; Note 4)
448,965,918
                                                   ---------
---
 Shares
--------
COMMON STOCKS SOLD SHORT(a)--(1.4%)
------------------------------------------------------------
Technology Sector--(1.4%)
 105,000      America Online, Inc.
(2,848,125)
  50,000      Apollo Group, Inc.
(1,375,000)
  15,000      Compuserve Corp.
(139,688)
  50,000      Netscape Communications Corp.
(2,212,500)
                                                   ---------
---
              Total common stocks sold short
                (proceeds at cost $6,999,475)
(6,575,313)
                                                   ---------
---
 -----------------------------------------------------------
-
Total investments, net of short sales--95.9%
442,390,605
              Other assets in excess of
                liabilities--4.1%
18,954,421
                                                   ---------
---
              Net Assets--100%
$461,345,026
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
(b) Pledged as collateral on short sale.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
4                                             See Notes to
Financial Statements.

Statement of Assets and Liabilities
(Unaudited)                               PRUDENTIAL MULTI-
SECTOR FUND, INC.
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
$387,657,846)...............................................
 ..................        $448,965,918
Cash........................................................
 ..............................................
6,076
Receivable for investments
sold........................................................
 ...................          13,220,165
Deposits with broker for securities sold
short.......................................................
 .....           6,999,475
Receivable for Fund shares
sold........................................................
 ...................           2,661,705
Dividends and interest
receivable..................................................
 .......................             343,415
Forward currency contracts-net receivable from
counterparties.............................................
631,397
Miscellaneous
Assets......................................................
 ................................              11,844

----------------
   Total
assets......................................................
 .....................................         472,839,995

----------------
Liabilities
Investments sold short, at value (proceeds
$6,999,475).................................................
 ...           6,575,313
Payable for investments
purchased...................................................
 ......................           3,163,708
Payable for Fund shares
reacquired..................................................
 ......................             971,173
Management fee
payable.....................................................
 ...............................             245,165
Distribution fee
payable.....................................................
 .............................             238,320
Accrued
expenses....................................................
 ......................................             219,390
Forward currency contract-net amount payable to
counterparties............................................
81,900

----------------
   Total
liabilities.................................................
 .....................................          11,494,969

----------------
Net
Assets......................................................
 ..........................................
$461,345,026

----------------

----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................        $     32,883
   Paid-in capital in excess of
par.........................................................
 ..............         373,083,726

----------------

373,116,609
   Undistributed net investment
income......................................................
 ..............             693,807
   Accumulated net realized capital and currency
gains....................................................
25,253,612
   Net unrealized appreciation on investments and foreign
currencies......................................
62,280,998

----------------
Net assets, October 31,
1996........................................................
 ......................        $461,345,026

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($217,496,737 / 15,336,235 shares of common stock
issued and outstanding)...........................
$14.18
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .75

----------------
   Maximum offering price to
public......................................................
 .................              $14.93

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($220,266,605 / 15,877,973 shares of common stock
issued and outstanding)...........................
$13.87

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($4,678,078 / 337,214 shares of common stock issued
and outstanding)................................
$13.87

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($18,903,606 / 1,331,612 shares of common stock issued
and outstanding).............................
$14.20

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL MULTI-SECTOR FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Loss                           October 31,
1996
Income
   Dividends (net of foreign withholding
      taxes of $9,299).....................     $  1,905,686
   Interest................................        1,589,952
                                              --------------
--
      Total income.........................        3,495,638
                                              --------------
--
Expenses
   Management fee..........................        1,440,364
   Distribution fee--Class A...............          261,787
   Distribution fee--Class B...............        1,133,919
   Distribution fee--Class C...............           24,419
   Transfer agent's fees and expenses......          436,000
   Custodian's fees and expenses...........          135,000
   Reports to shareholders.................           79,000
   Registration fees.......................           45,000
   Legal fees and expenses.................           20,000
   Directors' fees and expenses............           17,000
   Audit fee and expenses..................           16,000
   Miscellaneous...........................           11,840
                                              --------------
--
      Total expenses.......................        3,620,329
                                              --------------
--
Net investment loss
(124,691)
                                              --------------
--
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.................       25,462,966
   Foreign currency transactions...........
(96,804)
   Short sale transactions.................          297,470
                                              --------------
--
                                                  25,663,632
                                              --------------
--
Net change in unrealized appreciation/
   depreciation on:
   Investments.............................
(6,463,811)
   Foreign currencies......................          590,788
   Short sales.............................           63,092
                                              --------------
--

(5,809,931)
                                              --------------
--
Net gain on investments and foreign
   currency transactions...................       19,853,701
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 19,729,010
                                              --------------
--
                                              --------------
--

PRUDENTIAL MULTI-SECTOR FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                      Six Months
                                        Ended           Year
Ended
Increase (Decrease)                  October 31,
April 30,
in Net Assets                            1996
1996
Operations
   Net investment income/loss....    $   (124,691)     $
433,736
   Net realized gain on
      investments and foreign
      currencies.................      25,663,632
61,581,024
   Net change in unrealized
      appreciation/depreciation
      of investments.............      (5,809,931)
54,111,793
                                   ----------------    -----
-------
   Net increase in net assets
      resulting from
      operations.................      19,729,010
116,126,553
                                   ----------------    -----
-------
Net equalization credits.........              --
443,875
                                   ----------------    -----
-------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A....................        (408,337)
(219,972)
      Class B....................              --
(209,135)
      Class C....................              --
(4,629)
      Class Z....................         (56,232)
--
                                   ----------------    -----
-------
                                         (464,569)
(433,736)
                                   ----------------    -----
-------
   Distributions in excess of net
      investment income
      Class A....................              --
(1,134)
      Class B....................              --
(1,078)
      Class C....................              --
(24)
                                   ----------------    -----
-------
                                               --
(2,236)
                                   ----------------    -----
-------
   Distributions from net capital
      and currency gains
      Class A....................     (12,099,264)
(18,374,785)
      Class B....................     (13,536,758)
(26,052,498)
      Class C....................        (283,138)
(586,778)
      Class Z....................      (1,159,788)
--
                                   ----------------    -----
-------
                                      (27,078,948)
(45,014,061)
                                   ----------------    -----
-------
Fund share transactions (net of
   share conversion) (Note 6)
   Net proceeds from Fund shares
      subscribed.................      61,901,719
299,516,817
   Net asset value of Fund shares
      issued in reinvestment of
      dividends and
      distributions..............      25,847,402
42,592,536
   Cost of shares reacquired.....     (95,988,796)
(200,926,665)
                                   ----------------    -----
-------
   Net increase in net assets
      from Fund share
      transactions...............      (8,239,675)
141,182,688
                                   ----------------    -----
-------
Total increase/decrease..........     (16,054,182)
212,303,083
                                   ----------------    -----
-------
Net Assets
Beginning of period..............     477,399,208
265,096,125
                                   ----------------    -----
-------
End of period....................    $461,345,026
$477,399,208
                                   ----------------    -----
-------
                                   ----------------    -----
-------

------------------------------------------------------------
--------------------
6                                             See Notes to
Financial Statements.

Notes to Financial Statements (Unaudited)     PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------
Prudential Multi-Sector Fund, Inc. (the ``Fund''), is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund was incorporated in Maryland on February
21, 1990 and had no
operations until May 11, 1990 when 4,398 shares each of
Class A and Class B
common stock were sold for $100,000 to Prudential Mutual
Fund Management, Inc.
(``PMF''). Investment operations commenced June 29, 1990.
The Fund's investment
objective is long-term growth of capital by primarily
investing in equity
securities of companies in various economic sectors.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Investments, including options, traded on a national securities exchange and NASDAQ national market equity
securities are valued at
the last reported sales price on the primary exchange on
which they are traded.
Securities traded in the over-the-counter market (including
securities listed on
exchanges whose primary market is believed to be over-the-
counter) and listed
securities for which no sales were reported on that date are valued at the mean
between the last reported bid and asked prices. Stock
options traded on national
securities exchanges are valued at the closing prices on
such exchanges.
Securities for which market quotations are not readily
available are valued at
fair value as determined in good faith by or under the
direction of the Fund's
Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians under
triparty repurchase
agreements, as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. If the seller
defaults, and the value
of the collateral declines or if bankruptcy proceedings are
commenced with
respect to the seller of the security, realization of the
collateral by the Fund
may be delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the year, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at year end. Similarly, the Fund
does not isolate the
effect of changes in foreign exchange rates from the
fluctuations arising from
changes in the market prices of long-term portfolio
securities sold during the
fiscal year. Accordingly, such realized foreign currency
gains (losses) are
included in the reported net realized gains (losses) on
investment transactions.
Net realized loss on foreign currency transactions of
$96,804 represents net
foreign exchange losses from sales and maturities of short-
term securities,
holding of foreign currencies, currency gains or losses
realized between the
trade and settlement dates of security transactions, and the difference between
the amounts of dividends, interest and foreign taxes
recorded on the Fund's
books and the U.S. dollar equivalent amounts actually
received or paid. Net
currency gains and losses from valuing foreign currency
denominated assets and
liabilities at year end exchange rates are reflected as a
component of net
unrealized appreciation on investments and foreign
currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the level of governmental supervision
and regulation of
foreign securities markets and the possibility of political
or economic
instability.
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current exchange rates and any
unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments. Gain or loss is realized on the settlement date of
the contract equal to the difference between the settlement
value of the
original and renegotiated forward contracts. This gain or
loss, if any, is
included in net realized gain (loss) on foreign currency
transactions. Risks may
arise upon entering into these contracts from the potential
inability of the
counterparties to meet the terms of their contracts.
------------------------------------------------------------
--------------------

7 -----

Notes to Financial Statements (Unaudited)     PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------
Short Sales: The Fund may sell a security it does not own in anticipation of a
decline in the market value of that security (short sale).
When the Fund makes a
short sale, it must borrow the security sold short and
deliver it to the
broker-dealer through which it made the short sale as
collateral for its
obligation to deliver the security upon conclusion of the
sale. The Fund may
have to pay a fee to borrow the particular security and may
be obligated to pay
over any payments received on such borrowed securities. A
gain, limited to the
price at which the Fund sold the security short, or a loss,
unlimited in
magnitude, will be recognized upon the termination of a
short sale if the market
price at termination is less than or greater than,
respectively, the proceeds
originally received.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Net
investment income, other than distribution fees, and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Expenses are recorded on the accrual basis which may require the use of certain
estimates by management.
Option Writing: When the Fund writes an option, an amount
equal to the premium
received by the Fund is recorded as a liability and is
subsequently adjusted to
the current market value of the option written. Premiums
received from writing
options which expire unexercised are treated by the Fund on
the expiration date
as realized gains from options. The difference between the
premium and the
amount paid on effecting a closing purchase transaction,
including brokerage
commissions, is also treated as a realized gain, or if the
premium received is
less than the amount paid for the closing purchase
transaction, as a realized
loss. If a call option is exercised, the premium is added to the proceeds from
the sale of the underlying security or currency in
determining whether the Fund
has realized a gain or loss. If a put option is exercised,
the premium reduces
the cost basis of the securities or currencies purchased by
the Fund. The Fund,
as writer of an option may have no control over whether the
underlying
securities may be sold (call) or purchased (put) and, as a
result, bears the
market risk of an unfavorable change in the price of the
security or currency
underlying the written option.
Equalization: Effective May 1, 1996, the Fund discountinued
the accounting
practice of equalization. Equalization is a practice whereby a portion of the
proceeds from sales and costs of repurchases of capital
shares, equivalent on a
per share basis to the amount of distributable net
investment income on the date
of the transaction, is credited or charged to undistributed
net investment
income. The balance of $466,054 of undistributed net
investment income at
October 31, 1996, resulting from equalization was
transferred to paid-in capital
in excess of par. Such reclassification has no effect on net assets, results of
operations, or net asset value per share.
Dividends and Distributions: Dividends from net investment
income are declared
and paid semi-annually. The Fund will distribute net capital gains, if any, at
least annually. Dividends and distributions are recorded on
the ex-dividend
date.
Income distributions and capital gains distributions are
determined in
accordance with income tax regulations which may differ from generally accepted
accounting principles.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
A.I.C.P.A.'s Statement of
Position 93-2: Determination, Disclosure, and Financial
Statement Presentation
of Income, Capital Gain, and Return of Capital Distributions
by Investment
Companies. During the six months ended October 31, 1996, the
Fund reclassified
$96,804 of foreign currency losses which were recognized for tax purposes in the
current fiscal year by decreasing undistributed net
investment income and
increasing accumulated net realized capital and currency
gains. Net investment
income, net realized gains, and net assets were not affected by this change.
Taxes: It is the Fund's policy to meet the requirements of
the Internal Revenue
Code applicable to regulated investment companies and to
distribute all of its
taxable net income to its shareholders. Therefore, no
federal income tax
provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PMF. Pursuant to
this agreement, PMF
has responsibility for all investment advisory services and
supervises the
subadviser's performance of such services. PMF has entered
into a subadvisory
agreement with The Prudential Investment Corporation
(``PIC''). PIC furnishes
investment advisory services in connection with the
management of the Fund. PMF
pays for the services of PIC, the cost of compensation of
officers of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
------------------------------------------------------------
--------------------
8

Notes to Financial Statements (Unaudited)     PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .65 of 1% of the Fund's average daily net assets.
The manager has agreed
to limit its management fee to no more than .625 of 1% of
the first $500 million
of the average daily net assets of the Fund, .55 of 1% of
the next $500 million
and .50 of 1% thereafter for the fiscal year ending April
30, 1997.
The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI'') which acts as the distributor of the Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for distributing and
servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of
distribution (the ``Class A,
B and C Plans'') regardless of expenses actually incurred by them. The
distribution fees are accrued daily and payable monthly. No
distribution or
service fees are paid to PSI as distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI with respect to
the Class A, B and C shares, for distribution-related
activities at an annual
rate of up to .30 of 1%, 1% and 1% of the average daily net
assets of the Class
A, B and C shares, respectively. Such expenses under the
Class A, Class B and
Class C Plans were .25 of 1%, 1%, and 1%, respectively, of
the average daily net
assets of the Class A, Class B and Class C shares for the
six months ended
October 31, 1996.
PSI has advised the Fund that it has received approximately
$40,500 in front-end
sales charges resulting from sales of Class A shares during
the six months ended
October 31, 1996. From these fees, PSI paid such sales
charges to dealers which
in turn paid commissions to salespersons and incurred other
distribution costs.
PSI has advised the Fund that for the six months ended
October 31, 1996, it
received approximately $273,100 and $2,700 in contingent
deferred sales charges
imposed upon redemptions by certain Class B and Class C
shareholders,
respectively.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the six
months ended October
31, 1996, the Fund incurred fees of approximately $368,000
for the services of
PMFS. As of October 31, 1996, approximately $65,000 of such
fees were due to
PMFS. Transfer agent's fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
For the six months ended October 31, 1996, PSI earned
approximately $46,200 in
brokerage commissions from portfolio transactions executed
on behalf of the
Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 1996 aggregated $215,222,571 and
$251,880,972, respectively.
The cost basis of investments for federal income tax purposes was substantially the same as for financial reporting purposes and, as of October 31, 1996, net unrealized appreciation for federal income tax purposes was $61,732,234 (gross unrealized appreciation--$75,806,797, gross unrealized depreciation--$14,074,563).
At October 31, 1996, the Fund had outstanding forward currency contracts to sell foreign currency as follows:

                          Value at
  Foreign Currency    Settlement Date    Current
   Sale Contracts        Receivable       Value
Appreciation
--------------------- ----------------  ----------  --------
-----
Japanese Yen,
  expiring 2/5/97        $6,750,675     $6,672,349
$78,326
                      ----------------  ----------  --------
-----
                      ----------------  ----------  --------
-----

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
October 31, 1996, the Fund
had a .93% undivided interest in the repurchase agreements
in the joint account.
The undivided interest for the Fund represents $7,933,000 in principal amount.
As of such date, each repurchase agreement in the joint
account and the value of
the collateral therefor were as follows:
------------------------------------------------------------
--------------------

9 -----

Notes to Financial Statements (Unaudited)     PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------
Bear, Stearns & Co., 5.53%, in the principal amount of
$277,000,000, repurchase
price $277,042,550, due 11/1/96. The value of the collateral including accrued
interest is $282,667,606.
CS First Boston Corp., 5.56%, in the principal amount of
$100,000,000,
repurchase price $100,015,444, due 11/1/96. The value of the collateral
including accrued interest is $102,000,453.
Deutsche Bank Securities Corp., 5.55%, in the principal
amount of $175,000,000,
repurchase price $175,026,799, due 11/1/96. The value of the collateral
including accrued interest is $178,500,400.
Morgan Stanley & Co., Inc., 5.65%, in the principal amount
of $26,585,000,
repurchase price $26,589,172, due 11/1/96. The value of the
collateral including
accrued interest is $27,128,601.
Smith Barney, Inc., 5.55%, in the principal amount of
$277,000,000, repurchase
price $277,042,704, due 11/1/96. The value of the collateral including accrued
interest is $282,541,278.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective March 1, 1996, the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustees of the PSI 401(k) Plan, a defined contribution plan sponsored by PSI.
The Fund has authorized 2 billion shares of common stock, $.001 par value per share, equally divided into four classes, designated Class A, B, C and Class Z common stock.
Transactions in shares of common stock were as follows:

Class A                              Shares           Amount
------------------------------  ----------------   ---------
----
Six months ended October 31,
  1996:
Shares sold...................      3,379,371      $
46,515,458
Shares issued in reinvestment
  of distributions............        877,376
11,765,609
Shares reacquired.............     (4,176,379)
(57,438,729)
                                ----------------   ---------
----
Net increase in shares
  outstanding before
  conversion..................         80,368
842,338
Shares issued upon conversion
  from Class B................        541,397
7,607,235
                                ----------------   ---------
----
Net increase in shares
  outstanding.................        621,765      $
8,449,573
                                ----------------   ---------
----
                                ----------------   ---------
----
Year ended April 30, 1996:
Shares sold...................      6,462,195      $
62,191,760
Shares issued in connection
  with acquisition of
  Prudential Strategist Fund..     10,275,056
140,334,823
Shares issued in reinvestment
  of dividends and
  distributions...............      1,318,660
17,532,326
Shares reacquired.............     (9,677,912)
(133,825,643)
                                ----------------   ---------
----
Net increase in shares
  outstanding before
  conversion..................      8,377,999
86,233,266
Shares issued upon conversion
  from Class B................        683,336
9,391,724
                                ----------------   ---------
----
Net increase in shares
  outstanding.................      9,061,335      $
95,624,990
                                ----------------   ---------
----
                                ----------------   ---------
----
Class B
------------------------------
Six months ended October 31,
  1996:
Shares sold...................        674,745      $
9,107,167
Shares issued in reinvestment
  of distributions............        957,091
12,595,316
Shares reacquired.............     (2,167,095)
(29,089,136)
                                ----------------   ---------
----
Net decrease in shares
  outstanding before
  conversion..................       (535,259)
(7,386,653)
Shares reacquired upon
  conversion from Class A.....       (552,638)
(7,607,235)
                                ----------------   ---------
----
Net decrease in shares
  outstanding.................     (1,087,897)     $
(14,993,888)
                                ----------------   ---------
----
                                ----------------   ---------
----

------------------------------------------------------------
--------------------
10

Notes to Financial Statements (Unaudited)     PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------

Class B                              Shares           Amount
------------------------------  ----------------   ---------
----
Year ended April 30, 1996:
Shares sold...................      3,389,483      $
30,825,970
Shares issued in connection
  with acquisition of
  Prudential Strategist Fund..      3,011,418
40,656,859
Shares issued in reinvestment
  of dividends and
  distributions...............      1,853,593
24,491,053
Shares reacquired.............     (4,546,535)
(62,190,799)
                                ----------------   ---------
----
Net increase in shares
  outstanding before
  conversion..................      3,707,959
33,783,083
Shares reacquired upon
  conversion
  from Class A................       (693,976)
(9,391,724)
                                ----------------   ---------
----
Net increase in shares
  outstanding.................      3,013,983      $
24,391,359
                                ----------------   ---------
----
                                ----------------   ---------
----
Class C
------------------------------
Six months ended October 31,
  1996:
Shares sold...................         33,075      $
437,860
Shares issued in reinvestment
  of distributions............         20,552
270,463
Shares reacquired.............        (79,073)
(1,086,194)
                                ----------------   ---------
----
Net decrease in shares
  outstanding.................        (25,446)     $
(377,871)
                                ----------------   ---------
----
                                ----------------   ---------
----
Year ended April 30, 1996:
Shares sold...................        196,902      $
2,694,195
Shares issued in connection
  with acquisition of
  Prudential Strategist Fund..          5,166
69,751
Shares issued in reinvestment
  of dividends and
  distributions...............         43,092
569,157
Shares reacquired.............       (152,356)
(2,060,271)
                                ----------------   ---------
----
Net increase in shares
  outstanding.................         92,804      $
1,272,832
                                ----------------   ---------
----
                                ----------------   ---------
----
Class Z                              Shares           Amount
------------------------------  ----------------   ---------
----
Six months ended October 31,
  1996:
Shares sold...................        420,393      $
5,841,234
Shares issued in reinvestment
  of distributions............         90,680
1,216,014
Shares reacquired.............       (609,850)
(8,374,737)
                                ----------------   ---------
----
Net decrease in shares
  outstanding.................        (98,777)     $
(1,317,489)
                                ----------------   ---------
----
                                ----------------   ---------
----
March 1, 1996* through
  April 30, 1996:
Shares sold...................      1,634,755      $
22,743,459
Shares reacquired.............       (204,366)
(2,849,952)
                                ----------------   ---------
----
Net increase in shares
  outstanding.................      1,430,389      $
19,893,507
                                ----------------   ---------
----
                                ----------------   ---------
----

---------------
  * Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 7. Distributions
On November 20, 1996 the Board of Directors of the Fund
declared distributions
from foreign currency gains of $.01 share, from net short-
term capital gains
$.02 per share and from net long-term capital gains of $.79
per share for Class
A, B, C and Z shares, respectively. These distributions are
payable on November
29, 1996 to shareholders of record on November 25, 1996.
------------------------------------------------------------
--------------------

11 -----

Financial Highlights (Unaudited)              PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                    --------
------------------------------------------------------------
----
                                                    Six
Months
                                                       Ended
Years Ended April 30,
                                                    October
31,     ----------------------------------------------------
----
                                                       1996
1996       1995(a)      1994        1993        1992
                                                    --------
---     --------     -------     -------     -------     ---
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............    $
14.40      $  13.45     $ 13.21     $ 13.19     $ 12.51
$ 12.10
                                                    --------
---     --------     -------     -------     -------     ---
----
Income from investment operations:
Net investment income............................
 .02           .09         .09         .18         .30
 .23
Net realized and unrealized gain on investments
   and foreign currency transactions.............
 .62          2.52        1.44        1.64        1.47
 .50
                                                    --------
---     --------     -------     -------     -------     ---
----
   Total from investment operations..............
 .64          2.61        1.53        1.82        1.77
 .73
                                                    --------
---     --------     -------     -------     -------     ---
----
Less distributions:
Dividends from net investment income.............
(.03)         (.04)         --        (.21)       (.30)
(.30)
Distributions from net capital and currency
   gains.........................................
(.83)        (1.62)      (1.29)      (1.59)       (.79)
(.02)
                                                    --------
---     --------     -------     -------     -------     ---
----
   Total distributions...........................
(.86)        (1.66)      (1.29)      (1.80)      (1.09)
(.32)
                                                    --------
---     --------     -------     -------     -------     ---
----
Net asset value, end of period...................    $
14.18      $  14.40     $ 13.45     $ 13.21     $ 13.19
$ 12.51
                                                    --------
---     --------     -------     -------     -------     ---
----
                                                    --------
---     --------     -------     -------     -------     ---
----
TOTAL RETURN(b):.................................
4.74%        20.69%      12.15%      14.16%      15.14%
6.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................    $
217,497      $211,920     $76,035     $53,237     $43,390
$52,625
Average net assets (000).........................    $
207,723      $201,315     $59,316     $49,840     $46,890
$57,403
Ratios to average net assets:
   Expenses, including distribution fees.........
1.20%(c)      1.23%       1.44%       1.30%       1.28%
1.29%
   Expenses, excluding distribution fees.........
 .95%(c)       .98%       1.19%       1.08%       1.08%
1.09%
   Net investment income.........................
 .31%(c)       .47%        .68%       1.15%       2.44%
1.83%
For Class A, B, C and Z shares:
Portfolio turnover...............................
54%          136%        122%        110%        209%
147%
Average commission rate paid per share...........    $
 .0593      $  .0537         N/A         N/A         N/A
N/A

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
12                                            See Notes to
Financial Statements.

Financial Highlights (Unaudited)              PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                    --------
------------------------------------------------------------
-------
                                                    Six
Months
                                                       Ended
Years Ended April 30,
                                                    October
31,     ----------------------------------------------------
-------
                                                       1996
1996       1995(a)        1994        1993         1992
                                                    --------
---     --------     --------     --------     -------     -
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............    $
14.13      $  13.29     $  13.16     $  13.15     $ 12.47
$  12.06
                                                    --------
---     --------     --------     --------     -------     -
-------
Income from investment operations:
Net investment income (loss).....................
(.04)          .02         (.01)         .07         .19
 .13
Net realized and unrealized gain on investments
   and foreign currency transactions.............
 .61          2.45         1.43         1.63        1.47
 .51
                                                    --------
---     --------     --------     --------     -------     -
-------
   Total from investment operations..............
 .57          2.47         1.42         1.70        1.66
 .64
                                                    --------
---     --------     --------     --------     -------     -
-------
Less distributions:
Dividends from net investment income.............
--          (.01)          --         (.10)       (.19)
(.21)
Distributions from net capital and currency
   gains.........................................
(.83)        (1.62)       (1.29)       (1.59)       (.79)
(.02)
                                                    --------
---     --------     --------     --------     -------     -
-------
   Total distributions...........................
(.83)        (1.63)       (1.29)       (1.69)       (.98)
(.23)
                                                    --------
---     --------     --------     --------     -------     -
-------
Net asset value, end of period...................    $
13.87      $  14.13     $  13.29     $  13.16     $ 13.15
$  12.47
                                                    --------
---     --------     --------     --------     -------     -
-------
                                                    --------
---     --------     --------     --------     -------     -
-------
TOTAL RETURN(b):.................................
4.31%        19.84%       11.31%       13.22%      14.13%
5.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................    $
220,266      $239,739     $185,474     $128,098     $92,921
$108,276
Average net assets (000).........................    $
224,935      $236,580     $153,209     $108,981     $99,072
$108,510
Ratios to average net assets:(c)
   Expenses, including distribution fees.........
1.95%(c)      1.98%        2.19%        2.08%       2.08%
2.09%
   Expenses, excluding distribution fees.........
 .95%(c)       .98%        1.19%        1.08%       1.08%
1.09%
   Net investment income (loss)..................
(.44)%(c)     (.22)%      (.07)%         .35%       1.64%
1.03%

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

Financial Highlights (Unaudited)              PRUDENTIAL
MULTI-SECTOR FUND, INC.
------------------------------------------------------------
--------------------

Class C                               Class Z
                                                    --------
--------------------------------     -----------------------
--

August 1,                     March 1,
                                                    Six
Months                      1994(d)      Six Months
1996(e)
                                                       Ended
Year Ended      Through         Ended         Through
                                                    October
31,     April 30,      April 30,     October 31,     April
30,
                                                       1996
1996         1995(a)         1996           1996
                                                    --------
---      -------       ---------     -----------     -------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............    $
14.13        $13.29        $ 13.74       $   14.41       $
13.91
                                                    --------
---      -------       ---------     -----------     -------
--

Income from investment operations:
Net investment income (loss).....................
(.03)          .03             --             .04
 .01
Net realized and unrealized gain on investments
   and foreign currency transactions.............
 .60          2.44            .84             .62
 .49
                                                    --------
---      -------       ---------     -----------     -------
--

   Total from investment operations..............
 .57          2.47            .84             .66
 .50
                                                    --------
---      -------       ---------     -----------     -------
--
Less distributions:
Dividends from net investment income.............
--          (.01)            --            (.04)           -
-
Distributions from net capital and currency
   gains.........................................
(.83)        (1.62)         (1.29)           (.83)
--
                                                    --------
---      -------       ---------     -----------     -------
--
   Total distributions...........................
(.83)        (1.63)         (1.29)           (.87)
--
                                                    --------
---      -------       ---------     -----------     -------
--
Net asset value, end of period...................    $
13.87        $14.13        $ 13.29       $   14.20       $
14.41
                                                    --------
---      -------       ---------     -----------     -------
--
                                                    --------
---      -------       ---------     -----------     -------
--
TOTAL RETURN(b):.................................
4.31%        19.84%          6.62%           4.90%
3.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................    $
4,678        $5,125        $ 3,587       $  18,904
$20,616
Average net assets (000).........................    $
4,844        $5,056        $ 1,653       $  19,657
$20,298
Ratios to average net assets:(c)
   Expenses, including distribution fees.........
1.95%(c)      1.98%          2.37%(c)         .95%(c)
 .98%(c)
   Expenses, excluding distribution fees.........
 .95%(c)       .98%          1.37%(c)         .95%(c)
 .98%(c)
   Net investment income (loss)..................
(.43)%(c)     (.21)%          .03%(c)         .56%(c)
 .54%(c)

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
14                                            See Notes to
Financial Statements.

Getting The Most
From Your Prudential Mutual Fund.

Change Your Mind.
You can exchange your shares in most Prudential Mutual Funds for shares in most other Prudential Mutual Funds, without charges. This may be most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an IRA. Plus, you defer taxes on your investment earnings by investing in an IRA.

If you'd like, you can contribute up to $2,000 a year in an IRA. If you are married, you and your spouse (if not working outside the home) can contribute up to $2,250 a year. (Withdrawals are taxed as ordinary income and may be subject to a 10% penalty prior to age 59 1/2.)

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or quarterly checks in any amount from your fund account? Just let us know. We'll take care of it. Of course, there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Getting The Most From
Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com


Directors
Edward D. Beach
Delayne D. Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Susan C. Cote, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E. H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)                                               BULK
RATE
Prudential Mutual Funds                             U.S.
POSTAGE
Gateway Center Three                                    PAID
100 Mulberry Street                                 Permit
6807
Newark, NJ  07102-4077                              New
York, NY
(800) 225-1852


74435J108
74435J207       MF142E2
74435J306       Cat#4441347
74435J405